SUBSEQUENT EVENTS (Details Textual) - USD ($)								1 Months Ended										6 Months Ended		12 Months Ended
	Jan. 01, 2019	Dec. 01, 2018	Aug. 06, 2018	Mar. 09, 2018	Jul. 10, 2017	Jan. 15, 2016	Jan. 15, 2015	Aug. 23, 2018	Aug. 23, 2018	Aug. 01, 2018	Aug. 01, 2018	May 31, 2018	Oct. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 02, 2016	May 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2018	Nov. 30, 2017	Apr. 30, 2017	Apr. 11, 2017	Apr. 30, 2016	Nov. 30, 2015	Oct. 09, 2015
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues													428,571	14,286	157,142		468,572				104,286
Proceeds from Issuance of Common Stock																		$ 0	$ 50,000	$ 1,550,000	$ 2,129,082
Payments of Stock Issuance Costs																	$ 63,292
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				60,390	50,000	220,000	260,000					7,050				55,648		298,914
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		The options are exercisable at $6.45 for five years with (i) 38,394 options vesting 50% at the first day of each month beginning January 1, 2018 through December 1, 2018, 25% vesting at the first day of each month from January 1, 2019 through December 1, 2019 and 25% vesting at the first day of each month beginning January 1, 2020 through December 1, 2020; (ii) 13,100 options vesting 50% on January 1, 2018, 50% vesting at each month beginning on January 1, 2019 for 24 months; and (iii) 10,000 options fully vesting on January 1, 2018. The exercise price was determined using the 10-day average closing price beginning with the closing price on January 9, 2018.		The options are exercisable at $6.45 per share for five years with (i) 37,890 options vesting 50% at the first day of each month beginning January 1, 2018 through December 1, 2018, 25% vesting at the first day of each month from January 1, 2019 through December 1, 2019 and 25% vesting at the first day of each month beginning January 1, 2020 through December 1, 2020; (ii) 12,500 options vesting 50% on January 1, 2018, 50% vesting at each month beginning on January 1, 2019 for 24 months; and (iii) 10,000 options fully vesting on January 1, 2018. The exercise price was determined using the 10-day average closing price beginning with the closing price on January 9, 2018.	40,000 options vested immediately and 10,000 options vest 50% after approximately nine months, with an additional 4.17% vesting every month thereafter.							The options are exercisable at $5.30 per share for five years with 50% of options vesting upon one year employee anniversary and 50% vesting at a rate of 1/24 per month thereafter.
Conversion of Stock, Shares Converted											186,994,384		50,000
Conversion of Stock, Shares Issued											7,479,775
Adjustments to Additional Paid in Capital, Stock Split											$ 1,795
Common Stock, Shares Authorized															50,000,000			50,000,000		50,000,000	50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 2.50	$ 6.25	$ 6.25		$ 6.25			$ 6.25	$ 6.25		$ 1.75	$ 2.50		$ 0.025	$ 2.50	$ 2.50
Stockholders' Equity Note, Stock Split											1 share for every 25 shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															11,680						11,680	127,525	325,000		20,000			1,000,000
Share-based Compensation Award, Tranche One [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		38,394
Share-based Compensation Award, Tranche Two [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	13,100
Share-based Compensation Award, Tranche Three [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	10,000
Subsequent Event
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			992,000						8,000
Shares Issued, Price Per Share			$ 6.25					$ 6.25	$ 6.25
Proceeds from Issuance of Common Stock			$ 5,547,635					$ 48,000
Payments of Stock Issuance Costs			$ 652,365						$ 2,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				61,494
Conversion of Stock, Shares Converted										186,994,384	186,994,384
Conversion of Stock, Shares Issued											7,479,775
Adjustments to Additional Paid in Capital, Stock Split										$ 1,795
Common Stock, Shares Authorized										50,000,000	50,000,000
Warrant Term								5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 6.25	$ 6.25
Stockholders' Equity Note, Stock Split											1 share for every 25 shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								85,719	85,719